UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-07739

                                         Harding, Loevner Funds, Inc.

(Exact name of registrant as specified in charter)

400 Crossing Boulevard

Fourth Floor

                                                     Bridgewater, NJ   08807

(Address of principal executive offices) (Zip code)

Owen T. Meacham

The Northern Trust Company

50 South LaSalle Street

Chicago, IL 60603

With a copy to:

Stephen H. Bier, Esq.

Dechert LLP

1095 Avenue of the Americas

                                                       New York, NY 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (877) 435-8105

Date of fiscal year end:  October 31

Date of reporting period:  January 31, 2016

Item 1. Schedule of Investments.

The Registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Portfolio of Investments

January 31, 2016 (unaudited)

	Shares	Value
COMMON STOCKS - 96.8%

China - 4.0%

Baidu Inc. - Sponsored ADR (Software & Services)*	77,100	$12,588,117

Ctrip.com International Ltd. - ADR (Retailing)*	223,400	9,534,712

Tencent Holdings Ltd. (Software & Services)†	431,300	8,148,153

		30,270,982

France - 4.6%

Air Liquide SA (Materials)†	81,900	8,477,213

Dassault Systemes SA (Software & Services)†	115,700	8,967,439

Essilor International SA (Health Care Equipment & Services)†	71,000	8,822,398

L’Oreal SA (Household & Personal Products)†	47,300	8,164,439

		34,431,489

Germany - 0.7%

Linde AG (Materials)†	39,200	5,295,475

Hong Kong - 2.3%

AIA Group Ltd. (Insurance)†	3,005,500	16,818,582

India - 1.6%

ICICI Bank Ltd. - Sponsored ADR (Banks)	1,783,600	11,860,940

Indonesia - 0.9%

Bank Central Asia Tbk PT (Banks)†	7,038,624	6,753,279

Italy - 0.8%

Tenaris SA - ADR (Energy)	291,450	6,073,818

Japan - 9.5%

ABC-Mart Inc. (Retailing)†	75,056	4,094,628

FANUC Corp. (Capital Goods)†	46,000	6,141,543

Kakaku.com Inc. (Software & Services)†	314,888	6,086,811

Keyence Corp. (Technology Hardware & Equipment)†	16,296	7,668,033

M3 Inc. (Health Care Equipment & Services)†	901,396	20,705,941

Makita Corp. (Capital Goods)†	167,300	9,414,848

MonotaRO Co., Ltd. (Capital Goods)†	330,800	7,639,612

Pigeon Corp. (Household & Personal Products)†	61,248	1,309,955

	Shares	Value
COMMON STOCKS - 96.8% (continued)

Japan - 9.5% (continued)

Stanley Electric Co., Ltd. (Automobiles & Components)†	374,163	$8,206,253

		71,267,624

Mexico - 0.7%

America Movil SAB de CV, Series L - Sponsored ADR (Telecommunication Services)	378,300	5,349,162

Telesites SAB de CV (Telecommunication Services)*	382,700	232,307

		5,581,469

Russia - 1.8%

Magnit PJSC - Sponsored GDR, Reg S (Food & Staples Retailing)†	136,200	5,345,379

Yandex NV, Class A (Software & Services)*	591,900	7,943,298

		13,288,677

South Africa - 1.8%

MTN Group Ltd. (Telecommunication Services)†	726,000	6,401,230

Sasol Ltd. (Energy)†	276,930	7,231,429

		13,632,659

Spain - 1.3%

Banco Bilbao Vizcaya Argentaria SA (Banks)†	892,300	5,771,833

Grifols SA (Pharmaceuticals, Biotechnology & Life Sciences)†	198,100	4,152,185

		9,924,018

Sweden - 2.1%

Atlas Copco AB, Class A (Capital Goods)†	311,500	6,686,475

Elekta AB, Class B (Health Care Equipment & Services)†	1,232,900	9,175,583

		15,862,058

Switzerland - 5.4%

Lonza Group AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)*†	69,700	10,675,377

Nestle SA - Sponsored ADR (Food, Beverage & Tobacco)	162,300	11,968,002

Roche Holding AG, Genusschein (Pharmaceuticals, Biotechnology & Life Sciences)†	37,900	9,860,095

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Portfolio of Investments

January 31, 2016 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 96.8% (continued)

Switzerland - 5.4% (continued)

Sonova Holding AG, Reg S (Health Care Equipment & Services)†	62,800	$7,538,552

		40,042,026

Turkey - 0.9%

Turkiye Garanti Bankasi AS - ADR (Banks)	2,524,900	6,564,740

United Kingdom - 4.3%

Abcam plc (Pharmaceuticals, Biotechnology & Life Sciences)†	293,483	2,709,667

ARM Holdings plc - Sponsored ADR (Semiconductors & Semiconductor Equipment)	155,400	6,694,632

Rotork plc (Capital Goods)†	2,153,800	5,276,110

Shire plc (Pharmaceuticals, Biotechnology & Life Sciences)†	105,400	5,911,903

WPP plc (Media)†	534,300	11,628,930

		32,221,242

United States - 54.1%

3M Co. (Capital Goods)	69,900	10,554,900

Abbott Laboratories (Health Care Equipment & Services)	190,900	7,225,565

AbbVie Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	164,500	9,031,050

Alphabet Inc., Class A (Software & Services)*	32,150	24,477,402

Amazon.com Inc. (Retailing)*	25,150	14,763,050

American Express Co. (Diversified Financials)	168,600	9,020,100

Cognex Corp. (Technology Hardware & Equipment)	221,700	7,149,825

Colgate-Palmolive Co. (Household & Personal Products)	197,700	13,350,681

DaVita HealthCare Partners Inc. (Health Care Equipment & Services)*	205,400	13,786,448

Exxon Mobil Corp. (Energy)	126,400	9,840,240

F5 Networks Inc. (Technology Hardware & Equipment)*	137,500	12,894,750

Facebook Inc., Class A (Software & Services)*	102,900	11,546,409

First Republic Bank (Banks)	267,700	18,203,600

IMS Health Holdings Inc. (Health Care Equipment & Services)*	558,100	12,903,272

	Shares	Value
COMMON STOCKS - 96.8% (continued)

United States - 54.1% (continued)

IPG Photonics Corp. (Technology Hardware & Equipment)*	120,600	$9,748,098

Lazard Ltd., Class A (Diversified Financials)	212,200	7,637,078

MasterCard Inc., Class A (Software & Services)	166,300	14,805,689

Microsoft Corp. (Software & Services)	183,400	10,103,506

Monsanto Co. (Materials)	78,500	7,112,100

NIKE Inc., Class B (Consumer Durables & Apparel)	491,400	30,471,714

PayPal Holdings Inc. (Software & Services)*	346,900	12,536,966

Priceline Group Inc. (Retailing)*	14,600	15,548,562

Red Hat Inc. (Software & Services)*	107,100	7,502,355

Roper Technologies Inc. (Capital Goods)	120,400	21,150,668

salesforce.com Inc. (Software & Services)*	119,900	8,160,394

Schlumberger Ltd. (Energy)	330,700	23,899,689

Signature Bank (Banks)*	13,186	1,837,337

SVB Financial Group (Banks)*	186,236	18,869,432

Verisk Analytics Inc. (Commercial & Professional Services)*	238,600	17,417,800

Waters Corp. (Pharmaceuticals, Biotechnology & Life Sciences)*	71,900	8,714,999

Wells Fargo & Co. (Banks)	280,000	14,064,400

		404,328,079
Total Common Stocks (Cost $619,270,403)		$724,217,157

PREFERRED STOCKS - 1.5%

Brazil - 1.0%

Itau Unibanco Holding SA - Sponsored ADR (Banks)	1,180,300	7,424,087

Spain - 0.5%

Grifols SA - ADR (Pharmaceuticals, Biotechnology & Life Sciences)	235,800	3,423,816
Total Preferred Stocks (Cost $13,183,262)		$10,847,903

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Portfolio of Investments

January 31, 2016 (unaudited)  (continued)

	Shares	Value
SHORT TERM INVESTMENTS - 1.8%

Northern Institutional Funds - Prime Obligations Portfolio, 0.30% (Money Market Fund)	13,751,492	$13,751,492
Total Short Term Investments (Cost $13,751,492)		$13,751,492

Total Investments — 100.1%
(Cost $646,205,157)		$748,816,552

Liabilities Less Other Assets - (0.1)%		(1,006,588)
Net Assets — 100.0%		$747,809,964

Summary of Abbreviations

ADR	American Depositary Receipt.

GDR	Global Depository Receipt.

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

*	Non-income producing security.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.

Industry	Percentage of Net Assets

Automobiles & Components	1.1%

Banks	12.2

Capital Goods	8.9

Commercial & Professional Services	2.3

Consumer Durables & Apparel	4.1

Diversified Financials	2.2

Energy	6.3

Food & Staples Retailing	0.7

Food, Beverage & Tobacco	1.6

Health Care Equipment & Services	10.7

Household & Personal Products	3.1

Insurance	2.2

Materials	2.8

Media	1.6

Money Market Fund	1.8

Pharmaceuticals, Biotechnology & Life Sciences	7.3

Retailing	5.9

Semiconductors & Semiconductor Equipment	0.9

Software & Services	17.8

Technology Hardware & Equipment	5.0

Telecommunication Services	1.6

Total Investments	100.1

Liabilities Less Other Assets	(0.1)
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Portfolio of Investments

January 31, 2016 (unaudited)

	Shares	Value
COMMON STOCKS - 91.8%

Australia - 2.1%

CSL Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	1,526,700	$113,671,754

Belgium - 2.2%

Anheuser-Busch InBev SA/NV - Sponsored ADR (Food, Beverage & Tobacco)	947,300	119,208,232

Canada - 2.9%

Canadian National Railway Co. (Transportation)	1,940,500	103,797,345

Imperial Oil Ltd. (Energy)	1,565,600	47,923,016

		151,720,361

China - 2.6%

Baidu Inc. - Sponsored ADR (Software & Services)*	841,900	137,457,013

Denmark - 2.7%

Coloplast A/S, Class B (Health Care Equipment & Services)†	753,800	62,118,601

Novo Nordisk A/S, Class B (Pharmaceuticals, Biotechnology & Life Sciences)†	1,453,500	81,168,819

		143,287,420

Finland - 1.5%

Kone oyj, Class B (Capital Goods)†	1,825,220	80,180,261

France - 10.7%

Air Liquide SA (Materials)†	1,339,580	138,655,738

Dassault Systemes SA (Software & Services)†	2,959,218	229,357,029

L’Oreal SA (Household & Personal Products)†	813,200	140,366,206

LVMH Moet Hennessy Louis Vuitton SE (Consumer Durables & Apparel)†	347,000	55,937,599

		564,316,572

Germany - 11.7%

Allianz SE, Reg S (Insurance)†	990,400	159,850,580

Bayerische Motoren Werke AG (Automobiles & Components)†	1,163,400	96,598,936

Fresenius Medical Care AG & Co. KGaA (Health Care Equipment & Services)†	1,098,700	97,180,036

FUCHS PETROLUB SE (Materials)†	436,740	15,477,803

	Shares	Value
COMMON STOCKS - 91.8% (continued)

Germany - 11.7% (continued)

Linde AG (Materials)†	401,510	$54,239,443

SAP SE - Sponsored ADR (Software & Services)	1,533,780	122,395,644

Symrise AG (Materials)†	1,131,900	73,031,947

		618,774,389

Hong Kong - 3.8%

AIA Group Ltd. (Insurance)†	36,076,500	201,881,736

India - 2.0%

ICICI Bank Ltd. - Sponsored ADR (Banks)	15,804,400	105,099,260

Japan - 15.8%

FANUC Corp. (Capital Goods)†	814,300	108,718,661

JGC Corp. (Capital Goods)†	3,691,000	58,382,434

Keyence Corp. (Technology Hardware & Equipment)†	229,881	108,169,803

M3 Inc. (Health Care Equipment & Services)†	3,395,800	78,004,820

MISUMI Group Inc. (Capital Goods)†	6,496,500	79,576,081

Mitsubishi Estate Co., Ltd. (Real Estate)†	2,812,000	55,736,926

MonotaRO Co., Ltd. (Capital Goods)†	2,215,000	51,153,993

Park24 Co., Ltd. (Commercial & Professional Services)†	2,481,700	69,400,442

Sysmex Corp. (Health Care Equipment & Services)†	2,553,900	164,297,655

Unicharm Corp. (Household & Personal Products)†	3,302,700	64,854,844

		838,295,659

Singapore - 1.0%

DBS Group Holdings Ltd. (Banks)†	5,225,383	52,048,728

South Africa - 2.8%

MTN Group Ltd. (Telecommunication Services)†	5,087,300	44,855,344

Naspers Ltd., Class N (Media)†	411,000	51,890,044

Sasol Ltd. (Energy)†	1,978,400	51,661,642

		148,407,030

South Korea - 1.1%

Samsung Electronics Co., Ltd. - GDR (Technology Hardware & Equipment)†	125,300	59,477,357

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Portfolio of Investments

January 31, 2016 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 91.8% (continued)

Spain - 1.2%

Banco Bilbao Vizcaya Argentaria SA (Banks)†	6,249,300	$40,423,530

Grifols SA (Pharmaceuticals, Biotechnology & Life Sciences)†	1,206,900	25,296,681

		65,720,211

Sweden - 1.5%

Alfa Laval AB (Capital Goods)†	709,709	12,252,759

Atlas Copco AB, Class A (Capital Goods)†	3,138,600	67,371,339

		79,624,098

Switzerland - 8.7%

Nestle SA - Sponsored ADR (Food, Beverage & Tobacco)	2,999,600	221,190,504

Roche Holding AG, Genusschein (Pharmaceuticals, Biotechnology & Life Sciences)†	712,400	185,338,557

Sonova Holding AG, Reg S (Health Care Equipment & Services)†	437,000	52,457,761

		458,986,822

Taiwan - 1.7%

Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	11,038,125	47,099,299

Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR (Semiconductors & Semiconductor Equipment)	1,848,600	41,316,210

		88,415,509

Turkey - 1.1%

Turkiye Garanti Bankasi AS - ADR (Banks)	21,648,700	56,286,620

United Kingdom - 10.3%

ARM Holdings plc (Semiconductors & Semiconductor Equipment)†	8,726,400	125,278,224

BG Group plc (Energy)†	9,109,100	138,086,192

Unilever plc (Household & Personal Products)†	2,172,600	95,620,023

WPP plc (Media)†	8,539,300	185,856,110

		544,840,549

	Shares	Value
COMMON STOCKS - 91.8% (continued)

United States - 4.4%

Bunge Ltd. (Food, Beverage & Tobacco)	1,739,260	$107,851,513

Schlumberger Ltd. (Energy)	1,739,300	125,699,211

		233,550,724
Total Common Stocks (Cost $4,477,260,276)		$4,861,250,305

PREFERRED STOCKS - 3.8%

Brazil - 1.5%

Itau Unibanco Holding SA - Sponsored ADR (Banks)	12,429,864	78,183,845

Germany - 0.7%

FUCHS PETROLUB SE (Materials)†	956,000	39,187,852

South Korea - 1.2%

Samsung Electronics Co., Ltd. - GDR, Reg S (Technology Hardware & Equipment)†	147,400	60,663,045

Spain - 0.4%

Grifols SA - ADR (Pharmaceuticals, Biotechnology & Life Sciences)	1,605,900	23,317,668
Total Preferred Stocks (Cost $247,760,222)		$201,352,410

SHORT TERM INVESTMENTS - 4.8%

Northern Institutional Funds - Prime Obligations Portfolio, 0.30% (Money Market Fund)	256,240,257	256,240,257
Total Short Term Investments (Cost $256,240,257)		$256,240,257

Total Investments — 100.4%
(Cost $4,981,260,755)		$5,318,842,972

Liabilities Less Other Assets - (0.4)%		(23,745,002)
Net Assets — 100.0%		$5,295,097,970

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Portfolio of Investments

January 31, 2016 (unaudited)  (continued)

Summary of Abbreviations

ADR	American Depositary Receipt.

GDR	Global Depository Receipt.

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

*	Non-income producing security.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.

Industry	Percentage of Net Assets

Automobiles & Components	1.8%

Banks	6.3

Capital Goods	8.6

Commercial & Professional Services	1.3

Consumer Durables & Apparel	1.1

Energy	6.9

Food, Beverage & Tobacco	8.5

Health Care Equipment & Services	8.6

Household & Personal Products	5.7

Insurance	6.8

Materials	6.1

Media	4.5

Money Market Fund	4.8

Pharmaceuticals, Biotechnology & Life Sciences	8.1

Real Estate	1.0

Semiconductors & Semiconductor Equipment	4.0

Software & Services	9.2

Technology Hardware & Equipment	4.3

Telecommunication Services	0.8

Transportation	2.0

Total Investments	100.4

Liabilities Less Other Assets	(0.4)
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Research Portfolio

Portfolio of Investments

January 31, 2016 (unaudited)

	Shares	Value
COMMON STOCKS - 95.8%

Brazil - 0.5%

CETIP SA - Mercados Organizados (Diversified Financials)	1,600	$15,297

Ultrapar Participacoes SA - Sponsored ADR (Energy)	950	14,202

		29,499

Canada - 3.1%

Canadian National Railway Co. (Transportation)	1,120	59,909

Cenovus Energy Inc. (Energy)	4,200	51,747

Encana Corp. (Energy)	2,780	12,148

Imperial Oil Ltd. (Energy)	2,010	61,526

		185,330

Chile - 0.3%

Banco Santander Chile - ADR (Banks)	860	14,869

China - 4.7%

51job Inc. - ADR (Commercial & Professional Services)*	530	14,750

ANTA Sports Products Ltd. (Consumer Durables & Apparel)†	5,600	13,528

Baidu Inc. - Sponsored ADR (Software & Services)*	77	12,572

China Merchants Holdings International Co., Ltd. (Transportation)†	5,000	13,832

China Mobile Ltd. - Sponsored ADR (Telecommunication Services)	1,060	57,802

CNOOC Ltd. - Sponsored ADR (Energy)	150	15,235

Ctrip.com International Ltd. - ADR (Retailing)*	310	13,231

ENN Energy Holdings Ltd. (Utilities)†	3,100	13,966

Haitian International Holdings Ltd. (Capital Goods)†	10,400	12,640

Hengan International Group Co., Ltd. (Household & Personal Products)†	1,570	14,065

JD.com Inc. - ADR (Retailing)*	490	12,755

Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)†	2,770	14,876

Sun Art Retail Group Ltd. (Food & Staples Retailing)†	76,000	42,732

	Shares	Value
COMMON STOCKS - 95.8% (continued)

China - 4.7% (continued)

Tencent Holdings Ltd. (Software & Services)†	800	$15,114

Tingyi Cayman Islands Holding Corp. (Food, Beverage & Tobacco)†	11,150	12,784

		279,882

Colombia - 0.9%

Cementos Argos SA - Sponsored ADR (Materials)#†	1,130	16,868

Cemex Latam Holdings SA (Materials)*	5,430	16,046

Grupo Nutresa SA (Food, Beverage & Tobacco)	2,430	17,427

		50,341

Denmark - 2.3%

Chr Hansen Holding A/S (Materials)†	610	37,321

Coloplast A/S, Class B (Health Care Equipment & Services)†	450	37,083

Novo Nordisk A/S, Class B (Pharmaceuticals, Biotechnology & Life Sciences)†	1,070	59,753

		134,157

Egypt - 0.2%

Commercial International Bank Egypt SAE (Banks)	3,400	13,661

Finland - 1.0%

Kone OYJ, Class B (Capital Goods)†	1,410	61,940

France - 0.9%

Air Liquide SA (Materials)†	520	53,824

Germany - 7.2%

Allianz SE, Reg S (Insurance)†	340	54,876

Bayer AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)†	500	56,089

Bayerische Motoren Werke AG (Automobiles & Components)†	600	49,819

Gerresheimer AG (Pharmaceuticals, Biotechnology & Life Sciences)†	390	27,547

Henkel AG & Co. KGaA (Household & Personal Products)†	650	59,817

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Research Portfolio

Portfolio of Investments

January 31, 2016 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 95.8% (continued)

Germany - 7.2% (continued)

Linde AG (Materials)†	420	$56,737

SAP SE - Sponsored ADR (Software & Services)	780	62,244

Symrise AG (Materials)†	910	58,715

		425,844

Hong Kong - 2.2%

AIA Group Ltd. (Insurance)†	10,400	58,198

ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)†	4,100	29,708

Sands China Ltd. (Consumer Services)†	12,400	43,504

		131,410

Hungary - 0.6%

Richter Gedeon Nyrt. (Pharmaceuticals, Biotechnology & Life Sciences)†	1,670	32,586

India - 3.2%

Ambuja Cements Ltd. (Materials)†	5,280	15,294

Asian Paints Ltd. (Materials)†	1,160	14,917

Bharti Airtel Ltd. (Telecommunication Services)†	3,300	14,174

Bharti Infratel Ltd. (Telecommunication Services)†	2,620	14,062

Dabur India Ltd. (Household & Personal Products)†	3,750	13,910

Emami Ltd. (Household & Personal Products)†	1,010	15,035

Godrej Consumer Products Ltd. (Household & Personal Products)†	780	14,100

GRUH Finance Ltd. (Banks)†	3,950	15,341

Hero MotoCorp Ltd. (Automobiles & Components)†	400	15,190

Housing Development Finance Corp., Ltd. (Banks)†	850	14,882

ICICI Bank Ltd. - Sponsored ADR (Banks)	2,100	13,965

ITC Ltd. (Food, Beverage & Tobacco)†	3,160	14,977

Max Financial Services Ltd. (Insurance)†	2,100	11,348

Max India Ltd./new (Health Care Equipment & Services)#*††	2,100	1,655

	Shares	Value
COMMON STOCKS - 95.8% (continued)

India - 3.2% (continued)

Max Ventures & Industries Ltd. (Materials)#*††	420	$ —

		188,850

Indonesia - 0.8%

Astra International Tbk PT (Automobiles & Components)†	34,000	16,114

Bank Rakyat Indonesia Persero Tbk PT (Banks)†	20,000	16,512

Kalbe Farma Tbk PT (Pharmaceuticals, Biotechnology & Life Sciences)†	173,800	17,021

		49,647

Italy - 0.9%

Tenaris SA - ADR (Energy)	2,540	52,934

Japan - 22.3%

ABC-Mart Inc. (Retailing)†	1,140	62,192

Daito Trust Construction Co., Ltd. (Real Estate)†	550	70,006

Dentsu Inc. (Media)†	820	43,464

Hakuhodo DY Holdings Inc. (Media)†	5,590	59,802

Kakaku.com Inc. (Software & Services)†	1,900	36,727

Kao Corp. (Household & Personal Products)†	1,240	66,539

Keyence Corp. (Technology Hardware & Equipment)†	117	55,054

Kobayashi Pharmaceutical Co., Ltd. (Household & Personal Products)†	380	32,371

Komatsu Ltd. (Capital Goods)†	3,890	57,772

Kubota Corp. (Capital Goods)†	3,800	56,082

Lawson Inc. (Food & Staples Retailing)†	780	61,656

M3 Inc. (Health Care Equipment & Services)†	1,700	39,051

Makita Corp. (Capital Goods)†	1,100	61,903

MISUMI Group Inc. (Capital Goods)†	2,300	28,173

Mitsubishi Estate Co., Ltd. (Real Estate)†	3,000	59,463

NGK Insulators Ltd. (Capital Goods)†	2,750	57,798

Nidec Corp. (Capital Goods)†	820	55,883

Nomura Research Institute Ltd. (Software & Services)†	1,620	58,823

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Research Portfolio

Portfolio of Investments

January 31, 2016 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 95.8% (continued)

Japan - 22.3% (continued)

Park24 Co., Ltd. (Commercial & Professional Services)†	1,400	$39,151

Pigeon Corp. (Household & Personal Products)†	1,300	27,804

Rinnai Corp. (Consumer Durables & Apparel)†	710	65,388

Shiseido Co., Ltd. (Household & Personal Products)†	1,100	20,701

SMC Corp. (Capital Goods)†	235	53,092

Stanley Electric Co., Ltd. (Automobiles & Components)†	1,400	30,705

Start Today Co., Ltd. (Retailing)†	1,000	31,841

Sugi Holdings Co., Ltd. (Food & Staples Retailing)†	570	29,450

Suruga Bank Ltd. (Banks)†	3,170	57,420

		1,318,311

Mexico - 2.3%

America Movil SAB de CV, Series L - Sponsored ADR (Telecommunication Services)	3,100	43,834

Coca-Cola Femsa SAB de CV - Sponsored ADR (Food, Beverage & Tobacco)	210	14,729

Grupo Financiero Banorte SAB de CV, Series O (Banks)	2,900	15,130

Grupo Televisa SAB - Sponsored ADR (Media)	560	14,829

Wal-Mart de Mexico SAB de CV - Sponsored ADR (Food & Staples Retailing)	1,790	45,305

		133,827

Netherlands - 2.2%

ASML Holding NV, Reg S (Semiconductors & Semiconductor Equipment)	690	63,370

Koninklijke Vopak NV (Energy)†	1,550	67,423

		130,793

Panama - 0.3%

Copa Holdings SA, Class A (Transportation)	320	15,072

Peru - 0.9%

Alicorp SAA (Food, Beverage & Tobacco)*	17,290	25,405

Credicorp Ltd. (Banks)	150	15,204

	Shares	Value
COMMON STOCKS - 95.8% (continued)

Peru - 0.9% (continued)

Union Andina de Cementos SAA (Materials)	30,260	$12,642

		53,251

Philippines - 1.3%

Bank of the Philippine Islands (Banks)†	8,800	16,199

Jollibee Foods Corp. (Consumer Services)†	10,350	44,714

Universal Robina Corp. (Food, Beverage & Tobacco)†	4,090	16,672

		77,585

Portugal - 1.1%

Jeronimo Martins SGPS SA (Food & Staples Retailing)†	4,680	65,471

Qatar - 2.0%

Qatar Electricity & Water Co. QSC (Utilities)†	1,090	55,575

Qatar National Bank SAQ (Banks)†	1,380	62,746

		118,321

Russia - 1.1%

Lukoil PJSC - Sponsored ADR (Energy)	440	14,925

Novatek OAO - Sponsored GDR, Reg S (Energy)†	180	15,681

Sberbank of Russia PJSC - Sponsored ADR (Banks)†	2,550	14,105

Yandex NV, Class A (Software & Services)*	1,540	20,667

		65,378

Singapore - 0.9%

DBS Group Holdings Ltd. (Banks)†	5,250	52,294

South Africa - 1.5%

Aspen Pharmacare Holdings Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)*†	820	13,918

Life Healthcare Group Holdings Ltd. (Health Care Equipment & Services)†	7,080	15,705

MTN Group Ltd. (Telecommunication Services)†	1,790	15,783

Naspers Ltd., Class N (Media)†	115	14,519

Sasol Ltd. (Energy)†	610	15,929

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Research Portfolio

Portfolio of Investments

January 31, 2016 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 95.8% (continued)

South Africa - 1.5% (continued)

Standard Bank Group Ltd. (Banks)†	2,140	$15,187

		91,041

South Korea - 0.8%

Coway Co., Ltd. (Consumer Durables & Apparel)†	210	17,063

Hankook Tire Co., Ltd. (Automobiles & Components)†	390	15,227

NAVER Corp. (Software & Services)†	28	14,781

		47,071

Spain - 2.6%

Amadeus IT Holding SA, Class A (Software & Services)†	1,420	58,310

Banco Bilbao Vizcaya Argentaria SA (Banks)†	4,780	30,919

Banco Santander SA (Banks)†	7,150	30,879

Bankinter SA (Banks)†	4,970	34,616

		154,724

Sweden - 3.5%

Alfa Laval AB (Capital Goods)†	3,510	60,598

Elekta AB, Class B (Health Care Equipment & Services)†	3,520	26,197

Skandinaviska Enskilda Banken AB, Class A (Banks)†	6,230	60,069

Svenska Handelsbanken AB, Class A (Banks)†	4,570	57,416

		204,280

Switzerland - 5.0%

Givaudan SA, Reg S (Materials)*†	33	61,664

Nestle SA - Sponsored ADR (Food, Beverage & Tobacco)	830	61,204

Novartis AG - Sponsored ADR (Pharmaceuticals, Biotechnology & Life Sciences)	720	56,139

Roche Holding AG, Genusschein (Pharmaceuticals, Biotechnology & Life Sciences)†	220	57,235

SGS SA, Reg S (Commercial & Professional Services)†	32	62,173

		298,415

	Shares	Value
COMMON STOCKS - 95.8% (continued)

Taiwan - 2.3%

Advantech Co., Ltd. (Technology Hardware & Equipment)†	2,000	$11,996

Airtac International Group (Capital Goods)†	3,000	14,347

Delta Electronics Inc. (Technology Hardware & Equipment)†	3,000	12,746

Eclat Textile Co., Ltd. (Consumer Durables & Apparel)†	1,000	14,333

Largan Precision Co., Ltd. (Technology Hardware & Equipment)†	230	16,744

Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	16,000	68,272

		138,438

Thailand - 0.5%

Home Product Center pcl, Reg S (Retailing)†	85,800	16,328

Siam Commercial Bank pcl, Reg S (Banks)†	4,400	16,008

		32,336

Turkey - 1.3%

Anadolu Hayat Emeklilik AS (Insurance)†	16,470	30,730

Arcelik AS (Consumer Durables & Apparel)†	3,140	16,397

BIM Birlesik Magazalar AS (Food & Staples Retailing)†	840	14,220

Turkiye Garanti Bankasi AS - ADR (Banks)	6,470	16,822

		78,169

United Arab Emirates - 1.0%

Agthia Group PJSC (Food, Beverage & Tobacco)†	15,210	29,189

DP World Ltd. (Transportation)†	820	14,348

Emaar Properties PJSC (Real Estate)†	10,490	14,171

		57,708

United Kingdom - 12.8%

Abcam plc (Pharmaceuticals, Biotechnology & Life Sciences)†	3,320	30,653

Aberdeen Asset Management plc (Diversified Financials)†	6,010	21,161

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Research Portfolio

Portfolio of Investments

January 31, 2016 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 95.8% (continued)

United Kingdom - 12.8% (continued)

ARM Holdings plc (Semiconductors & Semiconductor Equipment)†	3,830	$54,984

BBA Aviation plc (Transportation)†	11,810	27,552

BG Group plc (Energy)†	2,530	38,353

BGEO Group plc (Banks)†	1,080	27,382

Coca-Cola HBC AG - CDI (Food, Beverage & Tobacco)*†	2,700	55,331

Hikma Pharmaceuticals plc (Pharmaceuticals, Biotechnology & Life Sciences)†	1,990	57,449

HSBC Holdings plc - Sponsored ADR (Banks)	1,590	56,286

Jardine Lloyd Thompson Group plc (Insurance)†	2,260	26,755

Rathbone Brothers plc (Diversified Financials)†	900	29,045

Reckitt Benckiser Group plc (Household & Personal Products)†	650	57,999

Rotork plc (Capital Goods)†	11,530	28,245

Smith & Nephew plc (Health Care Equipment & Services)†	3,810	63,466

St James’s Place plc (Insurance)†	4,350	59,755

Unilever plc (Household & Personal Products)†	1,440	63,377

WPP plc (Media)†	2,660	57,894

		755,687

United States - 1.3%

lululemon athletica Inc. (Consumer Durables & Apparel)*	1,240	76,967

Total Common Stocks (Cost $5,908,595)		$5,669,913

PREFERRED STOCKS - 2.0%

Brazil - 0.4%

Banco Bradesco SA - ADR (Banks)	2,880	13,162

Itau Unibanco Holding SA - Sponsored ADR (Banks)	2,100	13,209

		26,371

	Shares	Value
PREFERRED STOCKS - 2.0% (continued)

Germany - 1.0%

FUCHS PETROLUB SE (Materials)†	1,370	$56,158

South Korea - 0.6%

LG Household & Health Care Ltd. (Household & Personal Products)†	34	16,327

Samsung Electronics Co., Ltd. - GDR, Reg S (Technology Hardware & Equipment)†	48	19,754

		36,081
Total Preferred Stocks (Cost $133,121)		$118,610

RIGHTS - 0.0%

Taiwan - 0.0%

Eclat Textile Co., Ltd. (Consumer Durables & Apparel)*†	22	100
Total Rights (Cost $—)		$100

SHORT TERM INVESTMENTS - 1.7%

Northern Institutional Funds - Prime Obligations Portfolio, 0.30% (Money Market Fund)	104,640	104,640
Total Short Term Investments (Cost $104,640)		$104,640

Total Investments — 99.5%
(Cost $6,146,356)		$5,893,263

Other Assets Less Liabilities - 0.5%		26,746
Net Assets — 100.0%		$5,920,009

Summary of Abbreviations

ADR	American Depositary Receipt.

CDI	Chess Depository Interest.

GDR	Global Depository Receipt.

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Research Portfolio

Portfolio of Investments

January 31, 2016 (unaudited)  (continued)

#	Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Board of Directors as disclosed in Note 2 of the Notes to Financial Statements.
*	Non-income producing security.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.
††	Investment categorized as level 3 security as disclosed in Note 2 of the Notes to Financial Statements.

Industry	Percentage of Net Assets

Automobiles & Components	2.1%

Banks	11.7

Capital Goods	9.3

Commercial & Professional Services	2.0

Consumer Durables & Apparel	3.7

Consumer Services	1.5

Diversified Financials	1.1

Energy	6.1

Food & Staples Retailing	4.4

Food, Beverage & Tobacco	4.2

Health Care Equipment & Services	3.1

Household & Personal Products	6.8

Insurance	4.1

Materials	6.7

Media	3.2

Money Market Fund	1.7

Pharmaceuticals, Biotechnology & Life Sciences	6.9

Real Estate	2.4

Retailing	2.3

Semiconductors & Semiconductor Equipment	3.6

Software & Services	4.7

Technology Hardware & Equipment	2.0

Telecommunication Services	2.5

Transportation	2.2

Utilities	1.2

Total Investments	99.5
Other Assets Less Liabilities	0.5
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Portfolio of Investments

January 31, 2016 (unaudited)

	Shares	Value
COMMON STOCKS - 90.9%

Australia - 1.4%

SAI Global Ltd. (Commercial & Professional Services)†	282,965	$822,069

TPG Telecom Ltd. (Telecommunication Services)†	66,441	477,201

		1,299,270

Austria - 1.9%

Semperit AG Holding (Capital Goods)†	58,040	1,737,305

Bangladesh - 1.2%

BRAC Bank Ltd. (Banks)†	1,741,053	1,053,753

Brazil - 2.9%

CETIP SA - Mercados Organizados (Diversified Financials)	183,427	1,753,650

Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA (Commercial & Professional Services)	87,400	871,421

		2,625,071

China - 3.0%

PAX Global Technology Ltd. (Technology Hardware & Equipment)†	1,018,000	1,031,361

Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)†	134,000	719,649

Wasion Group Holdings Ltd. (Technology Hardware & Equipment)†	1,608,000	993,566

		2,744,576

Denmark - 0.9%

Chr Hansen Holding A/S (Materials)†	13,250	810,670

Finland - 1.2%

Vaisala OYJ, Class A (Technology Hardware & Equipment)†	40,480	1,044,971

France - 5.6%

Alten SA (Software & Services)†	39,420	2,221,687

IPSOS (Media)†	38,500	789,574

LISI (Capital Goods)†	39,400	965,063

Rubis SCA (Utilities)†	14,324	1,076,716

		5,053,040

	Shares	Value
COMMON STOCKS - 90.9% (continued)

Germany - 12.1%

Bechtle AG (Software & Services)†	29,800	$2,613,946

Bertrandt AG (Commercial & Professional Services)†	11,980	1,323,692

Carl Zeiss Meditec AG (Bearer) (Health Care Equipment & Services)†	61,630	1,819,009

Gerresheimer AG (Pharmaceuticals, Biotechnology & Life Sciences)†	20,550	1,451,536

KWS Saat SE (Food, Beverage & Tobacco)†	3,170	880,812

Leoni AG (Automobiles & Components)†	29,800	1,038,578

Pfeiffer Vacuum Technology AG (Capital Goods)†	9,900	907,104

Rational AG (Capital Goods)†	1,850	831,016

		10,865,693

Hong Kong - 2.4%

Pico Far East Holdings Ltd. (Media)†	2,575,000	628,776

Vitasoy International Holdings Ltd. (Food, Beverage & Tobacco)†	794,900	1,504,893

		2,133,669

Indonesia - 2.0%

AKR Corporindo Tbk PT (Capital Goods)†	2,568,500	1,378,197

Tower Bersama Infrastructure Tbk PT (Telecommunication Services)*†	987,500	459,246

		1,837,443

Italy - 4.8%

Danieli & C Officine Meccaniche SpA (RSP) (Capital Goods)†	56,300	809,279

DiaSorin SpA (Health Care Equipment & Services)†	14,800	778,388

Reply SpA (Software & Services)†	14,300	1,876,942

Yoox Net-A-Porter Group SpA (Retailing)*†	23,800	819,517

		4,284,126

Japan - 16.5%

ABC-Mart Inc. (Retailing)†	11,700	638,285

Ariake Japan Co., Ltd. (Food, Beverage & Tobacco)†	23,700	1,334,172

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Portfolio of Investments

January 31, 2016 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 90.9% (continued)

Japan - 16.5% (continued)

BML Inc. (Health Care Equipment & Services)†	38,500	$1,177,916

Cosmos Pharmaceutical Corp. (Food & Staples Retailing)†	5,000	758,337

Hiday Hidaka Corp. (Consumer Services)†	81,440	2,708,625

Infomart Corp. (Software & Services)†	151,700	1,542,549

MISUMI Group Inc. (Capital Goods)†	60,800	744,743

MonotaRO Co., Ltd. (Capital Goods)†	37,600	868,348

Nakanishi Inc. (Health Care Equipment & Services)†	39,400	1,535,046

Park24 Co., Ltd. (Commercial & Professional Services)†	36,200	1,012,329

Pigeon Corp. (Household & Personal Products)†	29,000	620,244

Rohto Pharmaceutical Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	24,000	449,005

Stanley Electric Co., Ltd. (Automobiles & Components)†	31,400	688,674

Sugi Holdings Co., Ltd. (Food & Staples Retailing)†	15,300	790,491

		14,868,764

Kenya - 2.8%

East African Breweries Ltd. (Food, Beverage & Tobacco)†	397,300	1,032,062

Equity Group Holdings Ltd. (Banks)†	4,059,400	1,517,005

		2,549,067

Malaysia - 1.2%

Coastal Contracts Bhd. (Capital Goods)†	1,381,466	541,373

Dialog Group Bhd. (Capital Goods)†	1,315,240	501,917

		1,043,290

Mexico - 0.8%

Grupo Herdez SAB de CV (Food, Beverage & Tobacco)	317,138	757,799

Netherlands - 3.5%

Arcadis NV (Capital Goods)†	48,685	653,498

ASM International NV (Semiconductors & Semiconductor Equipment)†	26,340	1,053,377

	Shares	Value
COMMON STOCKS - 90.9% (continued)

Netherlands - 3.5% (continued)

Brunel International NV (Commercial & Professional Services)†	84,997	$1,433,980

		3,140,855

Norway - 1.0%

Tomra Systems ASA (Commercial & Professional Services)†	94,900	920,513

Singapore - 0.7%

Super Group Ltd. (Food, Beverage & Tobacco)†	1,188,000	628,266

South Africa - 0.8%

Clicks Group Ltd. (Food & Staples Retailing)†	139,410	766,440

South Korea - 2.7%

Cheil Worldwide Inc. (Media)†	62,070	1,175,251

Hanon Systems (Automobiles & Components)†	15,470	677,434

Kolao Holdings (Retailing)†	72,250	600,573

		2,453,258

Switzerland - 3.9%

Bossard Holding AG, Class A, Reg S (Capital Goods)*†	13,000	1,194,683

LEM Holding SA, Reg S (Technology Hardware & Equipment)†	1,810	1,328,887

Temenos Group AG, Reg S (Software & Services)*†	19,820	962,100

		3,485,670

Taiwan - 2.5%

Advantech Co., Ltd. (Technology Hardware & Equipment)†	103,383	620,114

Airtac International Group (Capital Goods)†	136,700	653,753

Chipbond Technology Corp. (Semiconductors & Semiconductor Equipment)†	692,700	991,361

		2,265,228

Turkey - 1.6%

Anadolu Hayat Emeklilik AS (Insurance)†	777,806	1,451,232

United Kingdom - 12.9%

Abcam plc (Pharmaceuticals, Biotechnology & Life Sciences)†	163,127	1,506,117

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Portfolio of Investments

January 31, 2016 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 90.9% (continued)

United Kingdom - 12.9% (continued)

BGEO Group plc (Banks)†	39,320	$996,917

Britvic plc (Food, Beverage & Tobacco)†	88,531	914,675

Dignity plc (Consumer Services)†	26,100	877,345

Grafton Group plc (Capital Goods)†	118,840	1,195,847

Jardine Lloyd Thompson Group plc (Insurance)†	38,958	461,211

Rathbone Brothers plc (Diversified Financials)†	65,370	2,109,640

RPC Group plc (Materials)†	74,730	799,906

RPS Group plc (Commercial & Professional Services)†	572,860	1,493,628

Senior plc (Capital Goods)†	397,840	1,247,184

		11,602,470

United States - 0.6%

PriceSmart Inc. (Food & Staples Retailing)	7,320	560,419
Total Common Stocks (Cost $76,432,267)		$81,982,858

PARTICIPATION NOTES - 4.7%

India - 3.8%

GRUH Finance Ltd., Issued by HSBC Bank plc, Maturity date 9/28/17 (Banks)^†	451,500	1,753,551

Max Financial Services Ltd., Issued by HSBC Bank plc, Maturity date 8/18/17 (Insurance)^†	266,800	1,441,676

Max India Ltd. (New), Issued by HSBC Bank plc, Maturity date 8/18/17 (Health Care Equipment & Services)#*^††	266,800	210,285

Max Ventures & Industries Ltd., Issued by HSBC Bank plc, Maturity date 8/18/17 (Materials)#*^††	53,360	—

		3,405,512

	Shares	Value
PARTICIPATION NOTES - 4.7% (continued)

Saudi Arabia - 0.9%

Herfy Food Services Co., Issued by JP Morgan Structured Products, Maturity date 1/14/19 (Consumer Services)^†	43,500	$851,267
Total Participation Notes (Cost $4,685,967)		$4,256,779

SHORT TERM INVESTMENTS - 5.4%

Northern Institutional Funds - Prime Obligations Portfolio, 0.30% (Money Market Fund)	4,832,533	$4,832,533
Total Short Term Investments (Cost $4,832,533)		$4,832,533

Total Investments — 101.0%
(Cost $85,950,767)		$91,072,170

Liabilities Less Other Assets - (1.0)%		(929,234)
Net Assets — 100.0%		$90,142,936

Summary of Abbreviations

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

#	Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Board of Directors as disclosed in Note 2 of the Notes to Financial Statements.
*	Non-income producing security.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 4.7% of net assets as of January 31, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.
††	Investment categorized as level 3 security as disclosed in Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Portfolio of Investments

January 31, 2016 (unaudited)  (continued)

Industry	Percentage of Net Assets

Automobiles & Components	2.7%

Banks	5.9

Capital Goods	15.8

Commercial & Professional Services	8.7

Consumer Durables & Apparel	0.8

Consumer Services	4.9

Diversified Financials	4.3

Food & Staples Retailing	3.2

Food, Beverage & Tobacco	7.8

Health Care Equipment & Services	6.1

Household & Personal Products	0.7

Insurance	3.7

Materials	1.8

Media	2.9

Money Market Fund	5.4

Pharmaceuticals, Biotechnology & Life Sciences	3.8

Retailing	2.3

Semiconductors & Semiconductor Equipment	2.3

Software & Services	10.2

Technology Hardware & Equipment	5.5

Telecommunication Services	1.0

Utilities	1.2

Total Investments	101.0
Liabilities Less Other Assets	(1.0)
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Portfolio of Investments

January 31, 2016 (unaudited)

	Shares	Value
COMMON STOCKS - 89.9%

Brazil - 2.8%

Ambev SA - ADR (Food, Beverage & Tobacco)	5,203,900	$24,302,213

BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros (Diversified Financials)	6,198,300	15,899,434

Cielo SA (Software & Services)	1,983,600	16,796,973

		56,998,620

Chile - 1.0%

Banco Santander Chile - ADR (Banks)	1,135,100	19,625,879

China - 17.0%

51job Inc. - ADR (Commercial & Professional Services)*	963,400	26,811,422

Baidu Inc. - Sponsored ADR (Software & Services)*	197,100	32,180,517

China Merchants Holdings International Co., Ltd. (Transportation)†	10,293,747	28,475,989

China Mobile Ltd. - Sponsored ADR (Telecommunication Services)	794,300	43,313,179

CNOOC Ltd. - Sponsored ADR (Energy)	407,283	41,367,734

Ctrip.com International Ltd. - ADR (Retailing)*	1,016,100	43,367,148

ENN Energy Holdings Ltd. (Utilities)†	3,929,200	17,701,872

Jiangsu Expressway Co., Ltd., Class H (Transportation)†	11,325,000	13,498,387

Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)†	809,475	4,347,296

Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	26,986,505	18,658,398

Tencent Holdings Ltd. (Software & Services)†	3,132,700	59,183,208

Tingyi Cayman Islands Holding Corp. (Food, Beverage & Tobacco)†	5,246,800	6,015,717

Want Want China Holdings Ltd. (Food, Beverage & Tobacco)†	9,667,849	6,374,040

		341,294,907

Czech Republic - 1.5%

Komercni banka AS (Banks)†	140,400	29,547,217

	Shares	Value
COMMON STOCKS - 89.9% (continued)

Egypt - 0.4%

Commercial International Bank Egypt SAE - GDR, Reg S (Banks)†	2,217,875	$8,551,627

Hong Kong - 5.6%

AIA Group Ltd. (Insurance)†	10,727,615	60,031,032

ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)†	2,214,969	16,049,238

Sands China Ltd. (Consumer Services)†	10,478,938	36,764,503

		112,844,773

Hungary - 1.3%

Richter Gedeon Nyrt. (Pharmaceuticals, Biotechnology & Life Sciences)†	1,371,500	26,761,288

India - 9.6%

Ambuja Cements Ltd. (Materials)†	8,864,100	25,675,005

Axis Bank Ltd. (Banks)†	5,425,200	32,987,627

Bharti Airtel Ltd. (Telecommunication Services)†	6,589,200	28,302,135

Bharti Infratel Ltd. (Telecommunication Services)†	2,704,400	14,514,566

Dabur India Ltd. (Household & Personal Products)†	8,632,900	32,022,196

Housing Development Finance Corp., Ltd. (Banks)†	1,895,600	33,188,263

Maruti Suzuki India Ltd. (Automobiles & Components)†	449,000	27,175,639

		193,865,431

Indonesia - 2.8%

Astra International Tbk PT (Automobiles & Components)†	39,548,700	18,743,430

Bank Rakyat Indonesia Persero Tbk PT (Banks)†	45,491,600	37,559,393

		56,302,823

Italy - 1.2%

Tenaris SA - ADR (Energy)	1,122,100	23,384,564

Kenya - 0.4%

East African Breweries Ltd. (Food, Beverage & Tobacco)†	3,148,805	8,179,614

Mexico - 6.5%

El Puerto de Liverpool SAB de CV, Series C1 (Retailing)	815,393	9,726,589

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Portfolio of Investments

January 31, 2016 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 89.9% (continued)

Mexico - 6.5% (continued)

Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food, Beverage & Tobacco)	170,300	$16,147,846

Grupo Aeroportuario del Sureste SAB de CV - ADR (Transportation)	219,800	30,046,660

Grupo Financiero Banorte SAB de CV, Series O (Banks)	7,607,700	39,691,618

Grupo Televisa SAB - Sponsored ADR (Media)	1,361,700	36,057,816

		131,670,529

Netherlands - 0.5%

Nostrum Oil & Gas plc (Energy)†	2,525,486	9,971,393

Peru - 1.2%

Credicorp Ltd. (Banks)	247,900	25,127,144

Poland - 1.1%

Bank Pekao SA (Banks)†	677,600	22,796,924

Russia - 4.2%

Lukoil PJSC - Sponsored ADR (Energy)	747,500	25,355,200

Magnit PJSC - Sponsored GDR, Reg S (Food & Staples Retailing)†	586,400	23,014,171

Sberbank of Russia PJSC - Sponsored ADR (Banks)†	6,379,500	35,287,566

		83,656,937

South Africa - 7.1%

Aspen Pharmacare Holdings Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)*†	1,619,600	27,489,056

Discovery Ltd. (Insurance)†	3,830,600	31,105,264

Massmart Holdings Ltd. (Food & Staples Retailing)†	1,011,303	5,766,023

Naspers Ltd., Class N (Media)†	321,100	40,539,886

Sasol Ltd. (Energy)†	968,700	25,295,508

Standard Bank Group Ltd. (Banks)†	1,857,000	13,178,944

		143,374,681

South Korea - 5.1%

Hankook Tire Co., Ltd. (Automobiles & Components)†	807,532	31,528,110

	Shares	Value
COMMON STOCKS - 89.9% (continued)

South Korea - 5.1% (continued)

Samsung Electronics Co., Ltd. - GDR (Technology Hardware & Equipment)†	147,900	$70,205,116

		101,733,226

Taiwan - 10.4%

Advantech Co., Ltd. (Technology Hardware & Equipment)†	3,227,289	19,357,977

Airtac International Group (Capital Goods)†	1,425,400	6,816,822

Eclat Textile Co., Ltd. (Consumer Durables & Apparel)†	1,005,000	14,404,927

Hiwin Technologies Corp. (Capital Goods)†	2,569,935	9,502,858

Hon Hai Precision Industry Co., Ltd. (Technology Hardware & Equipment)†	13,971,326	32,764,209

Largan Precision Co., Ltd. (Technology Hardware & Equipment)†	475,000	34,579,827

MediaTek Inc. (Semiconductors & Semiconductor Equipment)†	1,297,000	8,430,928

Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	19,411,277	82,827,251

		208,684,799

Thailand - 1.4%

Siam Commercial Bank pcl, Reg S (Banks)†	7,877,870	28,660,830

Turkey - 2.7%

Arcelik AS (Consumer Durables & Apparel)†	6,323,800	33,024,113

Turkiye Garanti Bankasi AS (Banks)†	8,779,400	22,125,906

		55,150,019

Ukraine - 0.5%

MHP SA - GDR, Reg S (Food, Beverage & Tobacco)†	1,130,600	9,056,965

United Arab Emirates - 0.9%

DP World Ltd. (Transportation)†	1,012,855	17,722,704

United Kingdom - 4.7%

BGEO Group plc (Banks)†	926,209	23,483,048

Coca-Cola HBC AG - CDI (Food, Beverage & Tobacco)*†	1,054,000	21,599,442

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Portfolio of Investments

January 31, 2016 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 89.9% (continued)

United Kingdom - 4.7% (continued)

Hikma Pharmaceuticals plc (Pharmaceuticals, Biotechnology & Life Sciences)†	876,800	$25,312,248

SABMiller plc (Food, Beverage & Tobacco)†	409,200	24,246,213

		94,640,951
Total Common Stocks (Cost $2,045,458,554)		$1,809,603,845

PREFERRED STOCKS - 4.9%

Brazil - 3.3%

Banco Bradesco SA - ADR (Banks)	4,510,400	20,612,528

Cia Brasileira de Distribuicao - Sponsored ADR (Food & Staples Retailing)	1,843,900	17,609,245

Itau Unibanco Holding SA - Sponsored ADR (Banks)	4,380,665	27,554,383

		65,776,156

Colombia - 0.9%

Bancolombia SA - Sponsored ADR (Banks)	589,500	17,390,250

South Korea - 0.7%

Samsung Electronics Co., Ltd. - GDR, Reg S (Technology Hardware & Equipment)†	36,844	15,163,292
Total Preferred Stocks (Cost $177,113,397)		$98,329,698

PARTICIPATION NOTES - 1.8%

Qatar - 1.0%

Qatar National Bank, Issued by HSBC Bank plc, Maturity Date 9/12/16 (Banks)^†	463,300	21,065,406

Saudi Arabia - 0.8%

Jarir Marketing Co., Issued by HSBC Bank plc, Maturity Date 1/22/18 (Retailing)^†	438,419	15,343,642
Total Participation Notes (Cost $49,167,572)		$36,409,048

	Shares	Value
RIGHTS - 0.0%

Taiwan - 0.0%

Eclat Textile Co., Ltd. (Consumer Durables & Apparel)*†	11,306	$51,379
Total Rights (Cost $—)		$51,379

SHORT TERM INVESTMENTS - 3.0%

Northern Institutional Funds - Prime Obligations Portfolio, 0.30% (Money Market Fund)	60,295,598	60,295,598
Total Short Term Investments (Cost $60,295,598)		$60,295,598

Total Investments — 99.6%
(Cost $2,332,035,121)		$2,004,689,568

Other Assets Less Liabilities - 0.4%		8,600,233
Net Assets — 100.0%		$2,013,289,801

Summary of Abbreviations

ADR	American Depositary Receipt.

CDI	Chess Depository Interest.

GDR	Global Depository Receipt.

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

*	Non-income producing security.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.8% of net assets as of January 31, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Portfolio of Investments

January 31, 2016 (unaudited)  (continued)

Industry	Percentage of Net Assets

Automobiles & Components	3.8%

Banks	22.8

Capital Goods	0.8

Commercial & Professional Services	1.3

Consumer Durables & Apparel	2.6

Consumer Services	1.8

Diversified Financials	0.8

Energy	6.2

Food & Staples Retailing	2.3

Food, Beverage & Tobacco	5.8

Household & Personal Products	1.6

Insurance	4.5

Materials	1.3

Media	3.8

Money Market Fund	3.0

Pharmaceuticals, Biotechnology & Life Sciences	4.9

Retailing	3.4

Semiconductors & Semiconductor Equipment	5.3

Software & Services	5.4

Technology Hardware & Equipment	8.5

Telecommunication Services	4.3

Transportation	4.5

Utilities	0.9

Total Investments	99.6

Other Assets Less Liabilities	0.4
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Portfolio of Investments

January 31, 2016 (unaudited)

	Shares	Value
COMMON STOCKS - 90.6%

Brazil - 2.8%

Ambev SA - ADR (Food, Beverage & Tobacco)	5,391,800	$25,179,706

BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros (Diversified Financials)	6,422,100	16,473,510

Cielo SA (Software & Services)	2,055,202	17,403,293

		59,056,509

Chile - 1.0%

Banco Santander Chile - ADR (Banks)	1,176,100	20,334,769

China - 17.1%

51job Inc. - ADR (Commercial & Professional Services)*	998,200	27,779,906

Baidu Inc. - Sponsored ADR (Software & Services)*	204,300	33,356,061

China Merchants Holdings International Co., Ltd. (Transportation)†	10,665,885	29,505,448

China Mobile Ltd. - Sponsored ADR (Telecommunication Services)	823,000	44,878,190

CNOOC Ltd. - Sponsored ADR (Energy)	422,560	42,919,419

Ctrip.com International Ltd. - ADR (Retailing)*	1,052,800	44,933,504

ENN Energy Holdings Ltd. (Utilities)†	4,070,700	18,339,360

Jiangsu Expressway Co., Ltd., Class H (Transportation)†	11,735,000	13,987,070

Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)†	839,215	4,507,015

Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	28,181,192	19,484,401

Tencent Holdings Ltd. (Software & Services)†	3,245,900	61,321,791

Tingyi Cayman Islands Holding Corp. (Food, Beverage & Tobacco)†	5,295,000	6,070,981

Want Want China Holdings Ltd. (Food, Beverage & Tobacco)†	10,049,000	6,625,334

		353,708,480

Czech Republic - 1.5%

Komercni banka AS (Banks)†	145,500	30,620,514

	Shares	Value
COMMON STOCKS - 90.6% (continued)

Egypt - 0.4%

Commercial International Bank Egypt SAE - GDR, Reg S (Banks)†	2,323,650	$8,959,472

Hong Kong - 5.7%

AIA Group Ltd. (Insurance)†	11,115,200	62,199,933

ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)†	2,528,423	18,320,465

Sands China Ltd. (Consumer Services)†	10,857,344	38,092,109

		118,612,507

Hungary - 1.3%

Richter Gedeon Nyrt. (Pharmaceuticals, Biotechnology & Life Sciences)†	1,421,100	27,729,105

India - 9.7%

Ambuja Cements Ltd. (Materials)†	9,184,200	26,602,180

Axis Bank Ltd. (Banks)†	5,621,100	34,178,786

Bharti Airtel Ltd. (Telecommunication Services)†	6,827,200	29,324,400

Bharti Infratel Ltd. (Telecommunication Services)†	2,802,100	15,038,923

Dabur India Ltd. (Household & Personal Products)†	8,944,700	33,178,763

Housing Development Finance Corp., Ltd. (Banks)†	1,964,100	34,387,564

Maruti Suzuki India Ltd. (Automobiles & Components)†	465,200	28,156,141

		200,866,757

Indonesia - 2.8%

Astra International Tbk PT (Automobiles & Components)†	40,977,000	19,420,348

Bank Rakyat Indonesia Persero Tbk PT (Banks)†	47,134,438	38,915,775

		58,336,123

Italy - 1.2%

Tenaris SA - ADR (Energy)	1,162,600	24,228,584

Kenya - 0.4%

East African Breweries Ltd. (Food, Beverage & Tobacco)†	3,363,219	8,736,595

Mexico - 6.6%

El Puerto de Liverpool SAB de CV, Series C1 (Retailing)	855,394	10,203,749

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Portfolio of Investments

January 31, 2016 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 90.6% (continued)

Mexico - 6.6% (continued)

Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food, Beverage & Tobacco)	176,500	$16,735,730

Grupo Aeroportuario del Sureste SAB de CV - ADR (Transportation)	227,800	31,140,260

Grupo Financiero Banorte SAB de CV, Series O (Banks)	7,882,440	41,125,018

Grupo Televisa SAB - Sponsored ADR (Media)	1,410,900	37,360,632

		136,565,389

Netherlands - 0.5%

Nostrum Oil & Gas plc (Energy)†	2,630,422	10,385,713

Peru - 1.3%

Credicorp Ltd. (Banks)	256,800	26,029,248

Poland - 1.1%

Bank Pekao SA (Banks)†	702,000	23,617,828

Russia - 4.2%

Lukoil PJSC - Sponsored ADR (Energy)	774,493	26,270,803

Magnit PJSC - Sponsored GDR, Reg S (Food & Staples Retailing)†	607,500	23,842,272

Sberbank of Russia PJSC - Sponsored ADR (Banks)†	6,609,900	36,562,001

		86,675,076

South Africa - 7.2%

Aspen Pharmacare Holdings Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)*†	1,678,000	28,480,264

Discovery Ltd. (Insurance)†	3,969,000	32,229,100

Massmart Holdings Ltd. (Food & Staples Retailing)†	1,049,706	5,984,981

Naspers Ltd., Class N (Media)†	332,700	42,004,423

Sasol Ltd. (Energy)†	1,003,761	26,211,050

Standard Bank Group Ltd. (Banks)†	1,924,100	13,655,146

		148,564,964

South Korea - 5.1%

Hankook Tire Co., Ltd. (Automobiles & Components)†	836,738	32,668,387

	Shares	Value
COMMON STOCKS - 90.6% (continued)

South Korea - 5.1% (continued)

Samsung Electronics Co., Ltd. - GDR (Technology Hardware & Equipment)†	153,650	$72,934,524

		105,602,911

Taiwan - 10.4%

Advantech Co., Ltd. (Technology Hardware & Equipment)†	3,343,439	20,054,669

Airtac International Group (Capital Goods)†	1,477,600	7,066,463

Eclat Textile Co., Ltd. (Consumer Durables & Apparel)†	1,070,000	15,336,589

Hiwin Technologies Corp. (Capital Goods)†	2,663,292	9,848,065

Hon Hai Precision Industry Co., Ltd. (Technology Hardware & Equipment)†	14,475,792	33,947,234

Largan Precision Co., Ltd. (Technology Hardware & Equipment)†	492,000	35,817,421

MediaTek Inc. (Semiconductors & Semiconductor Equipment)†	1,358,000	8,827,448

Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	20,112,637	85,819,930

		216,717,819

Thailand - 1.4%

Siam Commercial Bank pcl, Reg S (Banks)†	8,162,400	29,695,991

Turkey - 2.8%

Arcelik AS (Consumer Durables & Apparel)†	6,552,200	34,216,863

Turkiye Garanti Bankasi AS (Banks)†	9,096,400	22,924,811

		57,141,674

Ukraine - 0.5%

MHP SA - GDR, Reg S (Food, Beverage & Tobacco)†	1,207,733	9,674,859

United Arab Emirates - 0.9%

DP World Ltd. (Transportation)†	1,049,711	18,367,602

United Kingdom - 4.7%

BGEO Group plc (Banks)†	959,654	24,331,011

Coca-Cola HBC AG - CDI (Food, Beverage & Tobacco)*†	1,092,000	22,378,169

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Portfolio of Investments

January 31, 2016 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 90.6% (continued)

United Kingdom - 4.7% (continued)

Hikma Pharmaceuticals plc (Pharmaceuticals, Biotechnology & Life Sciences)†	908,400	$26,224,505

SABMiller plc (Food, Beverage & Tobacco)†	423,900	25,117,228

		98,050,913
Total Common Stocks (Cost $1,842,589,103)		$1,878,279,402

PREFERRED STOCKS - 4.9%

Brazil - 3.3%

Banco Bradesco SA - ADR (Banks)	4,673,260	21,356,799

Cia Brasileira de Distribuicao - Sponsored ADR (Food & Staples Retailing)	1,910,500	18,245,275

Itau Unibanco Holding SA - Sponsored ADR (Banks)	4,538,900	28,549,681

		68,151,755

Colombia - 0.9%

Bancolombia SA - Sponsored ADR (Banks)	613,700	18,104,150

South Korea - 0.7%

Samsung Electronics Co., Ltd. - GDR, Reg S (Technology Hardware & Equipment)†	37,682	15,508,174
Total Preferred Stocks (Cost $151,846,764)		$101,764,079

PARTICIPATION NOTES - 1.8%

Qatar - 1.0%

Qatar National Bank, Issued by HSBC Bank plc, Maturity Date 9/12/16 (Banks)^†	481,043	21,872,147

Saudi Arabia - 0.8%

Jarir Marketing Co., Issued by HSBC Bank plc, Maturity Date 1/22/18 (Retailing)^†	457,800	16,021,932
Total Participation Notes (Cost $50,079,119)		$37,894,079

	Shares	Value
RIGHTS - 0.0%

Taiwan - 0.0%

Eclat Textile Co., Ltd. (Consumer Durables & Apparel)*†	12,466	$56,651
Total Rights (Cost $—)		$56,651

SHORT TERM INVESTMENTS - 2.5%

Northern Institutional Funds - Prime Obligations Portfolio, 0.30% (Money Market Fund)	52,529,248	52,529,248
Total Short Term Investments (Cost $52,529,248)		$52,529,248

Total Investments — 99.8%
(Cost $2,097,044,234)		$2,070,523,459

Other Assets Less Liabilities - 0.2%		3,596,531
Net Assets — 100.0%		$2,074,119,990

Summary of Abbreviations

ADR	American Depositary Receipt.

CDI	Chess Depository Interest.

GDR	Global Depository Receipt.

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

*	Non-income producing security.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.8% of net assets as of January 31, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Portfolio of Investments

January 31, 2016 (unaudited)  (continued)

Industry	Percentage of Net Assets

Automobiles & Components	3.9%

Banks	22.9

Capital Goods	0.8

Commercial & Professional Services	1.3

Consumer Durables & Apparel	2.6

Consumer Services	1.8

Diversified Financials	0.8

Energy	6.3

Food & Staples Retailing	2.3

Food, Beverage & Tobacco	5.8

Household & Personal Products	1.6

Insurance	4.6

Materials	1.3

Media	3.8

Money Market Fund	2.5

Pharmaceuticals, Biotechnology & Life Sciences	4.9

Retailing	3.4

Semiconductors & Semiconductor Equipment	5.5

Software & Services	5.4

Technology Hardware & Equipment	8.6

Telecommunication Services	4.3

Transportation	4.5

Utilities	0.9

Total Investments	99.8

Other Assets Less Liabilities	0.2
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Portfolio of Investments

January 31, 2016 (unaudited)

	Shares	Value
COMMON STOCKS - 86.7%

Bangladesh - 9.1%

BRAC Bank Ltd. (Banks)†	13,000,000	$7,868,102

GrameenPhone Ltd. (Telecommunication Services)†	375,000	1,246,677

Olympic Industries Ltd. (Food, Beverage & Tobacco)†	3,250,037	10,949,059

Square Pharmaceuticals Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	4,000,010	12,965,642

		33,029,480

Colombia - 4.9%

Cementos Argos SA - Sponsored ADR (Materials)#†	600,000	8,956,560

Cemex Latam Holdings SA (Materials)*	1,989,817	5,880,038

Ecopetrol SA - Sponsored ADR (Energy)	308,992	1,989,908

Grupo Nutresa SA (Food, Beverage & Tobacco)	150,000	1,075,705

		17,902,211

Croatia - 0.4%

Ericsson Nikola Tesla (Technology Hardware & Equipment)†	11,750	1,649,777

Egypt - 2.7%

Commercial International Bank Egypt SAE (Banks)	2,000,000	8,035,708

Oriental Weavers (Consumer Durables & Apparel)	2,200,000	1,885,301

		9,921,009

Estonia - 1.5%

Olympic Entertainment Group AS (Consumer Services)†	2,186,200	4,146,421

Tallink Grupp AS (Transportation)†	1,569,391	1,434,860

		5,581,281

Ghana - 0.4%

Ghana Commercial Bank Ltd. (Banks)	1,366,349	1,296,100

Kazakhstan - 1.4%

Halyk Savings Bank of Kazakhstan JSC - GDR, Reg S (Banks)†	1,250,000	5,244,493

	Shares	Value
COMMON STOCKS - 86.7% (continued)

Kenya - 10.3%

East African Breweries Ltd. (Food, Beverage & Tobacco)†	3,600,000	$9,351,678

Equity Group Holdings Ltd. (Banks)†	32,320,000	12,078,046

Kenya Commercial Bank Ltd. (Banks)†	15,075,300	5,655,847

Safaricom Ltd. (Telecommunication Services)†	70,200,000	10,399,298

		37,484,869

Kuwait - 1.6%

Kuwait Projects Co. Holding KSCP (Diversified Financials)†	3,400,000	5,855,946

Lebanon - 0.3%

Bank Audi SAL - GDR, Reg S (Banks)	181,300	1,105,930

Mauritius - 0.4%

MCB Group Ltd. (Banks)†	275,000	1,574,168

Morocco - 1.6%

Attijariwafa Bank (Banks)†	125,000	4,136,155

Maroc Telecom (Telecommunication Services)†	150,000	1,750,101

		5,886,256

Netherlands - 0.8%

Nostrum Oil & Gas plc (Energy)†	750,000	2,961,230

Nigeria - 4.5%

Access Bank plc (Banks)†	30,000,000	622,527

Dangote Cement plc (Materials)†	6,924,631	4,497,163

Guaranty Trust Bank plc (Banks)†	52,500,000	4,464,009

Lafarge Africa plc (Materials)†	1,000,000	405,437

Nigerian Breweries plc (Food, Beverage & Tobacco)†	4,750,000	2,383,771

Zenith Bank plc (Banks)†	62,500,000	3,943,315

		16,316,222

Pakistan - 6.6%

Engro Corp., Ltd. (Materials)†	2,349,992	5,959,694

Engro Fertilizers Ltd. (Materials)†	7,249,999	5,522,290

MCB Bank Ltd. (Banks)†	2,100,000	3,864,517

Oil & Gas Development Co., Ltd. (Energy)†	1,393,600	1,462,269

Pakistan Petroleum Ltd. (Energy)†	2,236,197	2,511,936

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Portfolio of Investments

January 31, 2016 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 86.7% (continued)

Pakistan - 6.6% (continued)

United Bank Ltd. (Banks)†	3,385,900	$4,658,917

		23,979,623

Panama - 0.4%

Copa Holdings SA, Class A (Transportation)	32,400	1,526,040

Peru - 4.2%

Alicorp SAA (Food, Beverage & Tobacco)*	3,750,000	5,510,098

Credicorp Ltd. (Banks)	80,000	8,108,800

Ferreycorp SAA (Capital Goods)	5,250,000	1,845,343

		15,464,241

Philippines - 10.7%

Bank of the Philippine Islands (Banks)†	5,249,992	9,664,267

International Container Terminal Services Inc. (Transportation)†	2,466,020	3,159,127

Jollibee Foods Corp. (Consumer Services)†	2,050,000	8,856,363

Universal Robina Corp. (Food, Beverage & Tobacco)†	4,250,000	17,324,523

		39,004,280

Poland - 0.3%

Kernel Holding SA (Food, Beverage & Tobacco)†	90,000	990,491

Qatar - 1.3%

Qatar Electricity & Water Co. QSC (Utilities)†	55,000	2,804,226

Qatar National Bank SAQ (Banks)†	44,000	2,000,600

		4,804,826

Romania - 2.0%

Banca Transilvania (Banks)*†	13,200,005	7,111,823

Senegal - 1.4%

Sonatel (Telecommunication Services)	130,000	5,087,137

Slovenia - 1.0%

Krka dd Novo mesto (Pharmaceuticals, Biotechnology & Life Sciences)†	53,345	3,590,635

South Korea - 1.8%

Kolao Holdings (Retailing)†	775,000	6,442,135

	Shares	Value
COMMON STOCKS - 86.7% (continued)

Sri Lanka - 1.5%

Commercial Bank of Ceylon plc (Banks)†	4,437,836	$3,921,432

John Keells Holdings plc (Capital Goods)†	1,307,242	1,401,156

		5,322,588

Tanzania - 2.1%

Tanzania Breweries Ltd. (Food, Beverage & Tobacco)	1,100,000	7,544,582

Thailand - 0.8%

Home Product Center pcl, Reg S (Retailing)†	7,723,994	1,469,899

Siam Commercial Bank pcl, Reg S (Banks)†	400,000	1,455,258

		2,925,157

Turkey - 0.5%

Turkiye Garanti Bankasi AS (Banks)†	675,000	1,701,140

Ukraine - 1.0%

MHP SA - GDR, Reg S (Food, Beverage & Tobacco)†	460,534	3,689,227

United Arab Emirates - 4.0%

Agthia Group PJSC (Food, Beverage & Tobacco)†	4,875,489	9,356,318

DP World Ltd. (Transportation)†	32,283	564,881

Emaar Properties PJSC (Real Estate)†	3,400,000	4,593,167

		14,514,366

United Kingdom - 1.9%

BGEO Group plc (Banks)†	45,000	1,140,928

Hikma Pharmaceuticals PLC (Pharmaceuticals, Biotechnology & Life Sciences)†	197,276	5,695,140

		6,836,068

United States - 1.7%

PriceSmart Inc. (Food & Staples Retailing)	80,000	6,124,800

Vietnam - 3.6%

Hoa Phat Group JSC (Materials)†	6,750,000	8,366,051

PetroVietnam Drilling and Well Services JSC (Energy)†	4,500,003	4,693,204

		13,059,255
Total Common Stocks (Cost $363,387,140)		$315,527,386

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Portfolio of Investments

January 31, 2016 (unaudited)  (continued)

	Shares	Value
PREFERRED STOCKS - 1.8%

Colombia - 1.8%

Bancolombia SA - Sponsored ADR (Banks)	220,300	$6,498,850

Total Preferred Stocks (Cost $10,038,381)		$6,498,850

PARTICIPATION NOTES - 10.2%

Kuwait - 1.9%

Kuwait Projects Co. Holdings, Issued by HSBC Bank plc, Maturity Date 1/15/18 (Diversified Financials)^†	1,574,137	2,711,194

Mabanee Co., Issued by Deutsche Bank AG, Maturity Date 8/5/19 (Real Estate)^†	77,525	224,415

National Bank of Kuwait, Issued by Deutsche Bank AG, Maturity Date 3/28/18 (Banks)^†	1,755,900	4,043,246

		6,978,855

Saudi Arabia - 8.3%

Al Rajhi Bank, Issued by JP Morgan Structured Products, Maturity Date 12/5/19 (Banks)^†	271,900	3,541,172

Almarai Co., Ltd., Issued by HSBC Bank plc, Maturity Date 7/31/17 (Food, Beverage & Tobacco)^†	225,000	4,031,131

Herfy Food Services Co., Issued by JP Morgan Structured Products, Maturity Date 1/14/19 (Consumer Services)^†	416,711	8,154,768

Jarir Marketing Co., Issued by HSBC Bank plc, Maturity Date 1/22/18 (Retailing)^†	275,000	9,624,359

	Shares	Value
PARTICIPATION NOTES - 10.2% (continued)

Saudi Arabia - 8.3% (continued)

Saudi British Bank, Issued by JP Morgan Structured Products, Maturity Date 12/2/19 (Banks)^†	804,600	$4,730,733

		30,082,163
Total Participation Notes (Cost $53,941,617)		$37,061,018

SHORT TERM INVESTMENTS - 3.1%

Northern Institutional Funds - Prime Obligations Portfolio, 0.30% (Money Market Fund)	11,392,862	11,392,862
Total Short Term Investments (Cost $11,392,862)		$11,392,862

Total Investments — 101.8%
(Cost $438,760,000)		$370,480,116

Liabilities Less Other Assets - (1.8)%		(6,559,656)
Net Assets — 100.0%		$363,920,460

Summary of Abbreviations

ADR	American Depositary Receipt.

GDR	Global Depository Receipt.

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

#	Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Board of Directors as disclosed in Note 2 of the Notes to Financial Statements.
*	Non-income producing security.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 10.2% of net assets as of January 31, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Portfolio of Investments

January 31, 2016 (unaudited)  (continued)

Industry	Percentage of Net Assets

Banks	32.6%

Capital Goods	0.9

Consumer Durables & Apparel	0.5

Consumer Services	5.8

Diversified Financials	2.4

Energy	3.7

Food & Staples Retailing	1.7

Food, Beverage & Tobacco	19.8

Materials	10.9

Money Market Fund	3.1

Pharmaceuticals, Biotechnology & Life Sciences	6.1

Real Estate	1.3

Retailing	4.8

Technology Hardware & Equipment	0.5

Telecommunication Services	5.1

Transportation	1.8

Utilities	0.8

Total Investments	101.8
Liabilities Less Other Assets	(1.8)
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Notes to Financial Statements

January 31, 2016 (unaudited)

1. Organization

Harding, Loevner Funds, Inc. (the “Fund”) was organized as a Maryland corporation on July 31, 1996, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund currently has seven separate diversified Portfolios, all of which were active as of January 31, 2016 (individually, a “Portfolio”, collectively, the “Portfolios”). The Fund is managed by Harding Loevner LP (the “Investment Adviser”).

Portfolio	Inception Date	Investment Objective
Global Equity Portfolio (“Global Equity”)	Institutional Class: November 3, 2009 Advisor Class: December 1, 1996	to seek long-term capital appreciation through investments in equity securities of companies based both inside and outside the United States
International Equity Portfolio (“International Equity”)	Institutional Class: May 11, 1994* Investor Class: September 30, 2005	to seek long-term capital appreciation through investments in equity securities of companies based outside the United States
International Equity Research Portfolio (“International Equity Research”)	Institutional Class: December 17, 2015 Investor Class: December 17, 2015	to seek long-term capital appreciation through investments in equity securities of companies based outside the United States
International Small Companies Portfolio (“International Small Companies”)	Institutional Class: June 30, 2011 Investor Class: March 26, 2007	to seek long-term capital appreciation through investments in equity securities of small companies based outside the United States
Institutional Emerging Markets Portfolio (“Institutional Emerging Markets”)	Class I: October 17, 2005 Class II: March 5, 2014	to seek long-term capital appreciation through investments in equity securities of companies based in emerging markets
Emerging Markets Portfolio (“Emerging Markets”)	Advisor Class: November 9, 1998	to seek long-term capital appreciation through investments in equity securities of companies based in emerging markets
Frontier Emerging Markets Portfolio (“Frontier Emerging Markets”)	Institutional Class: May 27, 2008 Investor Class: December 31, 2010	to seek long-term capital appreciation through investments in equity securities of companies based in frontier and smaller emerging markets

* International Equity is the successor to the HLM International Equity Portfolio of AMT Capital Fund, Inc., pursuant to a reorganization that took place on October 31, 1996. Information for periods prior to October 31, 1996 is historical information for the predecessor portfolio.

2. Summary of Significant Accounting Policies

The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States (“GAAP”) for investment companies. Accordingly, the Fund follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services - Investment Companies”. The following is a summary of the Fund’s significant accounting policies:

Indemnifications

Under the Fund’s organizational document, its officers and Board of Directors (“Board”) are indemnified against certain liability arising out of the performance of their duties to the Portfolios. In the normal course of business, the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

January 31, 2016 (unaudited)

2. Summary of Significant Accounting Policies (continued)

Valuation

The Board has adopted procedures (“Procedures”) to govern the valuation of the securities held by each Portfolio of the Fund in accordance with the 1940 Act. The Procedures incorporate principles set forth in relevant pronouncements of the Securities and Exchange Commission (“SEC”) and its staff, including guidance on the obligations of the Portfolios and their Directors to determine, in good faith, the fair value of the Portfolios’ securities when market quotations are not readily available.

In determining a Portfolio’s net asset value (“NAV”), each equity security traded on a securities exchange, including the NASDAQ Stock Market, and over-the-counter securities, are first valued at the closing price on the exchange or market designated by the Fund’s accounting agent as the principal exchange (each, a “principal exchange”). The closing price provided by the Fund’s accounting agent for a principal exchange may differ from the price quoted elsewhere and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Shares of open-end mutual funds including money market funds are valued at NAV. Such securities are typically categorized as “Level 1” pursuant to the hierarchy described below.

Participation notes are valued based upon the closing or last traded price of their underlying local shares. Such securities are typically categorized as “Level 2” pursuant to the hierarchy described below.

Since trading in many foreign securities is normally completed before the time at which a Portfolio calculates its NAV, the effect on the value of such securities held by a Portfolio of events that occur between the close of trading in the security and the time at which the Portfolio prices its securities would not be reflected in the Portfolio’s calculation of its NAV if foreign securities were generally valued at their closing prices.

To address this issue, the Board has approved the daily use of independently provided quantitative models that may adjust the closing prices of certain foreign equity securities based on information that becomes available after the foreign market closes, through the application of an adjustment factor to such securities’ closing price. Adjustment factors may be greater than, less than, or equal to 1. Thus, use of these quantitative models could cause a Portfolio to value a security higher, lower or equal to its closing market price, which in turn could cause the Portfolio’s NAV per share to differ significantly from that which would have been calculated using closing market prices. The use of these quantitative models is also intended to decrease the opportunities for persons to engage in ‘‘time zone arbitrage,’’ i.e., trading intended to take advantage of stale closing prices in foreign markets that could affect the NAV of the Portfolios. Securities subjected to an adjustment factor due to the use of these quantitative models are not specifically designated on the Portfolios’ Portfolio of Investments as being “fair valued”. Securities with an adjustment factor greater than or less than 1, which are absent the use of significant unobservable inputs into their valuation, are categorized as “Level 2” and securities with an adjustment factor equal to 1, which are absent the use of significant unobservable inputs into their valuation, are categorized as “Level 1” pursuant to the hierarchy described below.

Any securities for which market quotations are not readily available or for which available prices are deemed unreliable are priced by the Investment Adviser at “fair value as determined in good faith”, in accordance with the Procedures. Such securities are identified on the Portfolios’ Portfolio of Investments as securities valued at “fair value as determined in good faith” and absent the use of significant unobservable inputs into their valuation, such securities would be categorized as “Level 2” pursuant to the hierarchy described below.

GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Portfolio’s assets or liabilities. This topic defines fair value as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability including assumptions about risk. Such risks include the inherent risk in a particular valuation technique which is used to measure fair value. This may include the quantitative models and/or the inputs to the quantitative models used in the valuation technique described above. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1	unadjusted quoted prices in active markets for identical investments
Level 2	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

January 31, 2016 (unaudited)

2. Summary of Significant Accounting Policies (continued)

The Portfolios disclose all transfers between levels based on valuations at the end of each reporting period. At January 31, 2016, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities at October 31, 2015.

GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

The following is a summary of the Portfolios’ investments classified by Level 1, Level 2 and Level 3 and security type as of January 31, 2016. Please refer to each Portfolio’s Portfolio of Investments to view individual securities classified by industry type and country.

Portfolio	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Global Equity
Common Stock	$483,137,807	$241,079,350	$—	$724,217,157
Preferred Stock	10,847,903	—	—	10,847,903
Short-Term Investments	13,751,492	—	—	13,751,492

Total Investments	$507,737,202	$241,079,350	$—	$748,816,552

International Equity
Common Stock	$1,188,224,568	$3,673,025,737	$—	$4,861,250,305
Preferred Stock	101,501,513	99,850,897	—	201,352,410
Short-Term Investments	256,240,257	—	—	256,240,257

Total Investments	$1,545,966,338	$3,772,876,634	$—	$5,318,842,972

International Equity Research
Common Stock	$1,100,850	$4,567,408	$1,655	$5,669,913
Preferred Stock	26,371	92,239	—	118,610
Rights	—	100	—	100
Short-Term Investments	104,640	—	—	104,640

Total Investments	$1,231,861	$4,659,747	$1,655	$5,893,263

International Small Companies
Common Stock	$3,943,289	$78,039,569	$—	$81,982,858
Participation Notes	—	4,046,494	210,285	4,256,779
Short-Term Investments	4,832,533	—	—	4,832,533

Total Investments	$8,775,822	$82,086,063	$210,285	$91,072,170

Institutional Emerging Markets
Common Stock	$469,201,936	$1,340,401,909	$—	$1,809,603,845
Preferred Stock	83,166,406	15,163,292	—	98,329,698
Participation Notes	—	36,409,048	—	36,409,048
Rights	—	51,379	—	51,379
Short-Term Investments	60,295,598	—	—	60,295,598

Total Investments	$612,663,940	$1,392,025,628	$—	$2,004,689,568

Emerging Markets
Common Stock	$486,352,382	$1,391,927,020	$—	$1,878,279,402
Preferred Stock	86,255,905	15,508,174	—	101,764,079
Participation Notes	—	37,894,079	—	37,894,079
Rights	—	56,651	—	56,651
Short-Term Investments	52,529,248	—	—	52,529,248

Total Investments	$625,137,535	$1,445,385,924	$—	$2,070,523,459

Frontier Emerging Markets
Common Stock	$57,015,490	$258,511,896	$—	$315,527,386
Preferred Stock	6,498,850	—	—	6,498,850
Participation Notes	—	37,061,018	—	37,061,018
Short-Term Investments	11,392,862	—	—	11,392,862

Total Investments	$74,907,202	$295,572,914	$—	$370,480,116

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

January 31, 2016 (unaudited)

2. Summary of Significant Accounting Policies (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	International Equity Research Common Stock	International Small Companies Participation Notes
Balance as of 10/31/2015	$—	$—
Purchases	—	—
Sales	—	—
Realized Gain/(Loss)	—	—
Unrealized Appreciation/(Depreciation)	1,655	210,285
Transfer into Level 3	—	—
Transfer out of Level 3	—	—

Balance as of 01/31/2016	$1,655	$210,285

Appreciation/(Depreciation) From Investments Still Held at 01/31/2016	$1,655	$210,285

The following is information on the valuation techniques and inputs used by the Funds’ Fair Value Committee to value Level 3 securities as of January 31, 2016:

Portfolio	Fair Value	Valuation Technique	Unobservable Inputs
International Equity Research
Common Stock
India	$1,655	The change in value of the Parent Company (Max Financial Services Ltd.) between the Close on the day before the demerger (January 25, 2016) and the Open the following day, adjusted for the movement in the NIFTY Index.	Difference between close and open.
International Small Companies
Participation Notes
India	$210,285	The change in value of the Parent Company (Max Financial Services Ltd.) between the Close on the day before the demerger (January 25, 2016) and the Open the following day, adjusted for the movement in the NIFTY Index.	Difference between close and open.

Securities

For financial reporting purposes, all securities transactions are recorded on a trade date basis, as of the last business day in the reporting period. Throughout the reporting period, securities transactions are typically accounted for on a trade date – plus one business day basis. Interest income and expenses are recorded on an accrual basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Portfolio is informed of such dividends). The Portfolios use the specific identification method for determining realized gains or losses from sales of securities.

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

January 31, 2016 (unaudited)

2. Summary of Significant Accounting Policies (continued)

Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of the Portfolios’ securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at exchange rates prevailing when accrued. The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. However, on a semi-annual basis, such fluctuations are included with the Net realized gain (loss) from investments and Change in unrealized appreciation (depreciation) from investments on the Statements of Operations.

Net realized gains and losses from foreign currency-related transactions arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies arise from changes in the value of assets and liabilities other than investments in securities at the period end, resulting from changes in the exchange rates.

3. Income Tax

The cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) on investments at January 31, 2016, for each of the Portfolios were as follows:

Portfolio	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation / (Depreciation)	Cost
Global Equity	$148,692,437	$(48,191,728)	$100,500,709	$648,315,843
International Equity	741,790,700	(408,456,476)	333,334,224	4,985,508,748
International Equity Research	87,329	(344,146)	(256,817)	6,150,080
International Small Companies	13,668,411	(9,477,706)	4,190,705	86,881,465
Institutional Emerging Markets	109,993,536	(455,924,921)	(345,931,385)	2,350,620,953
Emerging Markets	302,006,674	(371,369,250)	(69,362,576)	2,139,886,035
Frontier Emerging Markets	37,138,439	(108,307,466)	(71,169,027)	441,649,143

4. Foreign Exchange Contracts

The Portfolios do not generally hedge foreign currency exposure, however, the Portfolios may enter into forward foreign exchange contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings. Each Portfolio will conduct its currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market, or by entering into forward contracts to purchase or sell currency. Foreign currency transactions entered into on the spot markets serve to pay for foreign investment purchases or to convert to dollars, the proceeds from foreign investment sales or dividend and interest receipts. The Portfolios will disclose open forward currency contracts, if any, on the Portfolios of Investments. The Portfolios do not separately disclose open spot market transactions on the Portfolios of Investments. However, on a semi-annual basis, such realized gain (loss) and unrealized appreciation (depreciation) on spot market transactions is included in “net realized gain (loss) on foreign currency transactions” and “change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies”, respectively, on the Portfolios’ Statements of Operations. The Portfolios held no open forward currency contracts on January 31, 2016.

5. Participation Notes

Each Portfolio may invest in participation notes. Participation notes are promissory notes that are designed to replicate the return of a particular underlying equity or debt security, currency or market. Participation notes are issued by banks or broker-dealers or their affiliates and allow a Portfolio to gain exposure to common stocks in markets where direct investment may not be allowed. Participation notes are generally traded over-the-counter. In addition to carrying the same risks associated with a direct investment in the underlying security, participation notes are subject to the risk that the broker-dealer or bank that issues them will not fulfill its contractual obligation to complete the transaction with a Portfolio. Participation notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, and a Portfolio would be relying on the creditworthiness of such banks or broker-dealers and would have no rights under a participation note against the issuer(s) of the underlying security(ies). Participation notes may be more volatile and less liquid than other investments held by the Portfolios.

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

January 31, 2016 (unaudited)

6. Concentration of Risk

Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in U.S. issuers. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. These risks are greater with respect to securities of issuers located in emerging market countries in which the Portfolios are authorized to invest.

Frontier Emerging Markets is permitted to invest up to 35% of its total assets in companies in the same industry, if, at the time of investment, that industry represents 20% or more of the Portfolio’s benchmark index. During periods when the Portfolio has invested more than 25% of its total assets in companies in the same industry, it will operate as a concentrated portfolio and be subject to additional risks and greater volatility. At January 31, 2016, the Portfolio’s investment in the Banking industry amounted to 31.52% of its total assets.

7. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact, for purposes of recognition or disclosure in the financial statements, through the date the report was issued.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended, (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Harding, Loevner Funds, Inc.

By:	/s/ Richard T. Reiter
Richard T. Reiter, President
(Principal Executive Officer)

Date:	March 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Richard T. Reiter
Richard T. Reiter, President
(Principal Executive Officer)

Date:	March 31, 2016

By:	/s/ Charles S. Todd
Charles S. Todd, Chief Financial Officer and Treasurer
(Principal Financial Officer)

Date:	March 31, 2016